Other Property and Equipment	12 Months Ended
Dec. 31, 2011
Other Property and Equipment

Note 9—Other Property and Equipment

Other property and equipment consists of the following:

	December 31,
	2011	2010
	(in thousands)
Natural gas compression plant and pipeline	$129,863	$96,624
Buildings and leasehold improvements	16,158	10,874
Vehicles	13,653	10,127
Drilling and other equipment	3,645	1,827
Furniture and office equipment	29,972	17,529
Land	3,944	2,922

	197,235	139,903
Less accumulated depreciation	(48,024)	(35,151)

	$149,211	$104,752